                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-3003
                                   ------------


                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:     12/31
                         --------------
Date of reporting period:    12/31
                         --------------

   Annual Report

                                                         RIVERSOURCE [LOGO](R)
                                                               INVESTMENTES

   RIVERSOURCE(SM)
   TAX-EXEMPT MONEY MARKET FUND

   ANNUAL REPORT FOR
   THE PERIOD ENDED
   DEC. 31, 2006

>  RIVERSOURCE TAX-EXEMPT MONEY
   MARKET FUND SEEKS TO PROVIDE
   SHAREHOLDERS WITH AS HIGH A
   LEVEL OF CURRENT INCOME EXEMPT
   FROM FEDERAL INCOME TAX AS IS
   CONSISTENT WITH LIQUIDITY AND
   STABILITY OF PRINCIPAL.

TABLE OF CONTENTS

Fund Snapshot .............................................................   3

Performance Summary .......................................................   5

Questions & Answers with Portfolio Management .............................   6

Fund Expenses Example .....................................................   9

Investments in Securities .................................................  10

Financial Statements ......................................................  15

Notes to Financial Statements .............................................  17

Report of Independent Registered Public Accounting Firm ...................  24

Federal Income Tax Information ............................................  25

Board Members and Officers ................................................  27

Proxy Voting ..............................................................  30


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2 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

FUND SNAPSHOT AT DEC. 31, 2006

FUND OVERVIEW

RiverSource Tax-Exempt Money Market Fund invests in short-term bonds and notes issued by state and local governments to provide current income generally exempt from federal income tax. The Fund does not invest in bonds and notes subject to the alternative minimum tax (AMT), creating an investment opportunity with less taxes for higher income investors.

SECTOR BREAKDOWN

Percentage of portfolio assets

Municipal notes                          100.0%                    [PIE CHART]

TOP TEN STATES

Percentage of portfolio assets

Texas                                     18.1%
Illinois                                  12.0%
Minnesota                                 10.6%
Utah                                       7.1%
Florida                                    6.9%
Kentucky                                   4.8%
Georgia                                    3.9%
Indiana                                    3.7%
Tennessee                                  3.6%
Wisconsin                                  3.5%

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Income from tax-exempt funds may be subject to state and local taxes. Federal income tax rules will apply to any capital gains distribution.


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RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 3

FUND SNAPSHOT AT DEC. 31, 2006

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.   LONG
  X                 HIGH
                    MEDIUM   QUALITY
                    LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

FUND FACTS

TICKER SYMBOL                                                     INCEPTION DATE
ITFXX                                                                     8/5/80

Total net assets                                                  $117.7 million

Number of holdings                                                            50

Weighted average maturity(1)                                             32 days

(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.


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4 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

                                  PERFORMANCE
                       For the year ended Dec. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource Tax-Exempt Money Market Fund             +2.79%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

Past performance is no guarantee of future results.

AVERAGE ANNUAL TOTAL RETURNS

AT DEC. 31, 2006

                                                                            SINCE
                          1 YEAR      3 YEARS     5 YEARS     10 YEARS    INCEPTION
(inception 8/5/80)        +2.79%       +1.66%      +1.25%      +2.08%       +3.46%


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 5

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below is the discussion of RiverSource Tax-Exempt Money Market Fund's results and positioning for the 12 months ended Dec. 31, 2006.

Q: How did RiverSource Tax-Exempt Money Market Fund perform for the fiscal year?

A: RiverSource Tax-Exempt Money Market Fund gained 2.79% for the 12 months ended Dec. 31, 2006. The annualized simple yield was 3.12% and the annualized compound yield was 3.17% for the seven-day period ended Dec. 31, 2006. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.

Q: What factors most significantly affected the Fund's performance during the annual period?

A: The policies of the Federal Reserve Board (the Fed) and moderating economic growth had the greatest effect on the Fund's annual results. The Fed raised interest rates by 0.25% four times during the 12 months, bringing the targeted federal funds rate, an interest rate that affects short-term rates, to 5.25% by the end of June. As the Fed raised rates, money market yields also moved higher. In early August, the Fed observed its first pause in its two-year tightening cycle causing yields to fall, as the market began to experience some relief from the possibility of future Fed hikes. The Fed then kept the targeted federal funds rate steady through the remainder of the period. The Fed maintained that any additional firming of monetary policy will be dependent on incoming data for both inflation and economic growth. Certainly, during the period, U.S. economic growth slowed, with gross domestic product moving from 5.6% in the first quarter of the calendar year to 2.6% in the second and 2.0% in the third. Consensus estimates for the fourth quarter are even lower.

      Unlike the taxable money market yield curve, which inverted in the last months of the year, meaning yields at the short-term end of the curve were higher than those at the longer-term end of the curve, the tax-exempt money market yield curve retained a moderately upward slope for most of the annual period.

      Within the tax-exempt money market, supply and demand were also major factors. The issuance of "floaters," or instruments with a variable interest rate, remained strong during the period, as issuers took advantage of the upward slope of the tax-exempt yield curve as compared to the rather flat to inverted U.S. Treasury yield curve. Demand for floaters also remained solid. Credit ratings within the


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6 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

      tax-exempt money market remained strong, as the fiscal standing of most issuers continued to be stable given the growing, however modestly, U.S. economy.

Q:    What changes did you make to the Fund during the period?

A: As actual and anticipated Fed policy shifted, we positioned the Fund accordingly, and throughout the period, we were alert to changes in the details of economic releases that could provide opportunities to adjust the portfolio. For example, we managed the Fund defensively through the first quarter, keeping its weighted average maturity relatively short in the 10 to 20 day range given continued interest rate hikes by the Fed. We were prudently positioned to take advantage of a rising rate environment by focusing the Fund's holdings on floating rate issues. This strategy reflected our belief that floating rate issues, which are reset in line with changes in market interest rates, were attractively valued relative to fixed interest rate products in a rising interest rate scenario. Indeed, these floating assets enabled the Fund to capture higher rates through the frequent resets of the securities' yields.

      WE WERE PRUDENTLY POSITIONED TO TAKE ADVANTAGE OF A RISING RATE ENVIRONMENT BY FOCUSING THE FUND'S HOLDINGS ON FLOATING RATE ISSUES.

      Early in the second quarter, we began lengthening the Fund's weighted average maturity in anticipation of the Fed ending its tightening cycle. As the year progressed, we became less defensive, decreasing the Fund's exposure to floating securities and investing more in longer-dated fixed-rate securities. These longer-dated purchases enabled the Fund to lock in higher yields vs. floating rate issues. They also lengthened the Fund's average maturity to a range of 30 to 40 days. As of Dec. 31, 2006, the weighted average maturity of the Fund was 32 days, compared to 11 days at the start of the annual period.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 7

QUESTIONS & ANSWERS

Q:    What is the Fund's tactical view and strategy for the months ahead?

A: We believe there is a high probability of the Fed keeping the targeted federal funds rate at its current 5.25% for an extended period of time. Given this view, we intend to continue to opportunistically lengthen the Fund's weighted average maturity through fixed-rate tax-exempt securities as we seek to lock in higher yields.

      We will continue to closely monitor economic data, Fed policy and any shifts in the tax-exempt money market yield curve, striving to strategically adjust the portfolio positioning accordingly. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields. Our objective remains seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.


------------------------------------------------------------------------------

8 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                BEGINNING        ENDING        EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING       ANNUALIZED
                              JULY 1, 2006    DEC. 31, 2006   THE PERIOD(a)   EXPENSE RATIO
Actual(b)                        $1,000         $1,014.80        $3.52           .70%
Hypothetical
(5% return before expenses)      $1,000         $1,021.44        $3.53           .70%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return of +1.48% for the six months ended Dec. 31, 2006.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 9

INVESTMENTS IN SECURITIES

DEC. 31, 2006

(Percentages represent value of investments compared to net assets)

MUNICIPAL NOTES (98.8%)

                                                      AMOUNT
ISSUE                                   EFFECTIVE   PAYABLE AT
(b,c,d)                                   YIELD      MATURITY        VALUE(a)
DISTRICT OF COLUMBIA (1.0%)
District of Columbia
   Revenue Bonds
   American Psychological Association
   V.R.D.N. Series 2003 (Bank of America)
      03-01-28                               3.95%  $1,200,000(e)   $1,200,000
------------------------------------------------------------------------------

FLORIDA (6.8%)
Jacksonville Health Facilities Authority
   C.P.
      02-06-07                               3.48    3,000,000       3,000,000
Miami-Dade County School District
   T.R.A.N. Series 2006
      06-28-07                               3.67    5,000,000       5,018,561
                                                                    ----------
Total                                                                8,018,561
------------------------------------------------------------------------------

GEORGIA (3.8%)
City of Atlanta
   Revenue Bonds
   V.R.D.N. Series 2002C (Dexia Credit Local) FSA
      11-01-41                               4.00      500,000(e)      500,000
DeKalb County Hospital Authority
   Revenue Bonds
   DeKalb Medical Center Project
   V.R.D.N. Series 2003B (Wachovia Bank) FSA
      09-01-31                               3.92    4,000,000(e)    4,000,000
                                                                    ----------
Total                                                                4,500,000
------------------------------------------------------------------------------

ILLINOIS (11.8%)
City of Chicago
   Unlimited General Obligation Bonds
   Neighborhoods Alive
   V.R.D.N. Series 2002-21B (Lloyds TSB Bank) MBIA
      01-01-37                               3.95    4,000,000(e)    4,000,000
County of Cook
   Unlimited General Obligation Bonds
   Capital Improvement
   V.R.D.N. Series 2002B
   (Landesbank Hessen-Thuringen Girozentrale)
      11-01-31                               3.93    4,000,000(e)    4,000,000

MUNICIPAL NOTES (CONTINUED)

                                                      AMOUNT
ISSUE                                   EFFECTIVE   PAYABLE AT
(b,c,d)                                   YIELD      MATURITY        VALUE(a)
ILLINOIS (CONT.)
Illinois Health Facilities Authority
   Revenue Bonds
   University of Chicago Hospitals
   V.R.D.N. Series 1998 (Bank One Illinois) MBIA
      08-01-26                               4.00%  $  900,000(e)   $  900,000
Illinois International District
   Refunding Revenue Bonds
   V.R.D.N. Series 2003 (LaSalle Bank)
      01-01-23                               3.97    1,000,000(e)    1,000,000
State of Illinois
   Unlimited General Obligation Bonds
   V.R.D.N Series 2003B (Depfa Bank)
      10-01-33                               4.00    4,000,000(e)    4,000,000
                                                                    ----------
Total                                                               13,900,000
------------------------------------------------------------------------------

INDIANA (3.7%)
Hammond
   Refunding Revenue Bonds
   Amoco Oil Company Project
   V.R.D.N. Series 1994
      02-01-22                               3.97      300,000(e)      300,000
Indiana University
   Revenue Bonds
   V.R.D.N. Series 2000
      11-15-20                               3.89    4,000,000(e)    4,000,000
                                                                    ----------
Total                                                                4,300,000
------------------------------------------------------------------------------

KENTUCKY (4.8%)
Newport
   Revenue Bonds
   V.R.D.N Series 2002 (US Bank)
      04-01-32                               3.99    4,400,000(e)    4,400,000
Williamsburg
   Refunding & Improvements Revenue Bonds
   Cumberland Project
   V.R.D.N. Series 2002 (Fifth Third Bank)
      09-01-32                               3.96    1,225,000(e)    1,225,000
                                                                    ----------
Total                                                                5,625,000
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

10 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

                                                      AMOUNT
ISSUE                                   EFFECTIVE   PAYABLE AT
(b,c,d)                                   YIELD      MATURITY        VALUE(a)
LOUISIANA (1.8%)
Louisiana Offshore Terminal Authority
   Refunding Revenue Bonds
   Loop LLC
   V.R.D.N. Series 2003B (Bank One)
      09-01-14                               3.93%  $2,100,000(e)   $2,100,000
------------------------------------------------------------------------------

MARYLAND (1.7%)
Maryland Health & Higher Education
   C.P.
      03-07-07                               3.49    2,000,000       2,000,000
------------------------------------------------------------------------------

MICHIGAN (3.1%)
Detroit
   Revenue Bonds
   Senior Lien
   V.R.D.N. Series 2003B (Dexia Credit Local) FSA
      07-01-33                               4.00    2,100,000(e)    2,100,000
University of Michigan
   Refunding Revenue Bonds
   University of Michigan Hospitals
   V.R.D.N. Series 1992A
      12-01-19                               3.89    1,500,000(e)    1,500,000
                                                                    ----------
Total                                                                3,600,000
------------------------------------------------------------------------------

MINNESOTA (10.4%)
Arden Hills
   Revenue Bonds
   Presbyterian Homes
   V.R.D.N. Series 1999B (U.S. Bank)
      09-01-29                               4.05      300,000(e)      300,000
Rochester Health Care Facilities
   C.P.
      02-08-07                               3.55    4,000,000       4,000,000
Southern Minnesota Municipal Power
   C.P.
      01-24-07                               3.56    4,100,000       4,100,000
      02-06-07                               3.45      900,000         900,000
University of Minnesota
   Revenue Bonds
   V.R.D.N. Series 1999A
   (Landesbank Hessen-Thuringen Girozentrale)
      01-01-34                               3.97    2,980,000(e)    2,980,000
                                                                    ----------
Total                                                               12,280,000
------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)

                                                      AMOUNT
ISSUE                                   EFFECTIVE   PAYABLE AT
(b,c,d)                                   YIELD      MATURITY        VALUE(a)
MISSISSIPPI (1.5%)
County of Jackson
   Refunding Revenue Bonds
   Chevron USA Incorporated Project
   V.R.D.N. Series 1993
      06-01-23                               4.00%  $1,800,000(e)   $1,800,000
------------------------------------------------------------------------------

MISSOURI (2.0%)
Missouri State Health & Educational Facilities Authority
   Revenue Bonds
   Washington University
   V.R.D.N. Series 1996A (Morgan Guaranty Trust)
      09-01-30                               3.98    2,300,000(e)    2,300,000
------------------------------------------------------------------------------

NEBRASKA (3.1%)
Nebraska Public Power District
   C.P.
      02-07-07                               3.46    3,600,000       3,600,000
------------------------------------------------------------------------------

NEVADA (3.4%)
Las Vegas Valley Water District
   C.P.
      01-09-07                               3.47    1,000,000       1,000,000
      02-01-07                               3.51    3,000,000       3,000,000
                                                                    ----------
Total                                                                4,000,000
------------------------------------------------------------------------------

NEW JERSEY (1.7%)
State of New Jersey
   T.R.A.N. Series 2006
      06-22-07                               3.45    2,000,000       2,009,597
------------------------------------------------------------------------------

NEW MEXICO (0.4%)
Farmington
   Refunding Revenue Bonds
   Arizona Public Service Company
   V.R.D.N. Series 1994B (Barclays Bank)
      09-01-24                               4.00      500,000(e)      500,000
------------------------------------------------------------------------------

PENNSYLVANIA (0.3%)
Bucks County Industrial Development Authority
   Revenue Bonds
   SHV Real Estate Incorporated
   V.R.D.N. Series 1985 (LaSalle National Bank)
      07-01-15                               4.05      200,000(e)      200,000

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 11

                                                      AMOUNT
ISSUE                                   EFFECTIVE   PAYABLE AT
(b,c,d)                                   YIELD      MATURITY        VALUE(a)
PENNSYLVANIA (CONT.)
Pennsylvania State Higher Educational Facilities
   Authority
   Refunding Revenue Bonds
   Carnegie Mellon University
   V.R.D.N. Series 1995B (Morgan Guaranty Trust)
      11-01-27                               3.99%  $  200,000(e)   $  200,000
                                                                    ----------
Total                                                                  400,000
------------------------------------------------------------------------------

SOUTH CAROLINA (2.2%)
South Carolina Public Service Authority
   C.P.
      01-05-07                               3.46    1,600,000       1,600,000
      02-05-07                               3.51    1,000,000       1,000,000
                                                                    ----------
Total                                                                2,600,000
------------------------------------------------------------------------------

TENNESSEE (3.6%)
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2001 (Bank of America)
      07-01-31                               4.00      200,000(e)      200,000
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2003 (Bank of America)
      01-01-33                               4.00      200,000(e)      200,000
Clarksville Public Building Authority
   Revenue Bonds
   Pooled Financing
   Tennessee Municipal Bond Fund
   V.R.D.N. Series 2004 (Bank of America)
      07-01-34                               4.00    3,800,000(e)    3,800,000
                                                                    ----------
Total                                                                4,200,000
------------------------------------------------------------------------------

TEXAS (17.8%)
Bell County Health Facility Development Corporation
   Revenue Bonds
   Scott & White Memorial Hospital
   V.R.D.N. Series 2001-1
  (JPMorgan Chase Bank) MBIA
      08-15-31                               4.00      400,000(e)      400,000

MUNICIPAL NOTES (CONTINUED)

                                                      AMOUNT
ISSUE                                   EFFECTIVE   PAYABLE AT
(b,c,d)                                   YIELD      MATURITY        VALUE(a)
TEXAS (CONT.)
City of San Antonio
   Refunding Revenue Bonds
   Sub Lien
   V.R.D.N. Series 2003B
  (JPMorgan Chase Bank) MBIA
      05-15-33                               3.92%  $3,940,000(e)   $3,940,000
Dallas Area Rap Transit
   C.P.
      01-05-07                               3.55    4,800,000       4,800,000
Harris County Health Facilities Development Corporation
   Revenue Bonds
   YMCA of Greater Houston
   V.R.D.N. Series 1999 (Bank One Texas)
      07-01-34                               4.00    1,500,000(e)    1,500,000
Harris County
   C.P.
      02-08-07                               3.46    2,950,000       2,950,000
Port of Port Arthur Navigation District
   Refunding Revenue Bonds
   Texaco Incorporated Project
   V.R.D.N. Series 1994
      10-01-24                               4.00    1,400,000(e)    1,400,000
San Antonio
   C.P.
      02-05-07                               3.51    1,000,000       1,000,000
State of Texas
   T.R.A.N. Series 2006
      08-31-07                               3.51    5,000,000       5,030,650
                                                                    ----------
Total                                                               21,020,650
------------------------------------------------------------------------------

UTAH (7.0%)
Emery County
   Refunding Revenue Bonds
   Pacificorp Projects
   V.R.D.N. Series 1994 (Bank of Nova Scotia) AMBAC
      11-01-24                               4.00    3,250,000(e)    3,250,000
Intermountain Power Agency
   C.P.
      02-07-07                               3.48    5,000,000       5,000,000
                                                                    ----------
Total                                                                8,250,000
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

12 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

                                                      AMOUNT
ISSUE                                   EFFECTIVE   PAYABLE AT
(b,c,d)                                   YIELD      MATURITY        VALUE(a)
VIRGINIA (3.4%)
Chesapeake Hospital Authority
   Revenue Bonds
   Chesapeake General Hospital
   V.R.D.N. Series 2001A (SunTrust Bank)
      07-01-31                               3.92%  $4,000,000(e)   $4,000,000
------------------------------------------------------------------------------

WISCONSIN (3.5%)
City of Milwaukee
   Revenue Bonds
   Milwaukee Public Museum
   V.R.D.N. Series 2000 (Bank One)
      04-01-35                               3.97    1,200,000(e)     1,200,000
Milwaukee Redevelopment Authority
   Revenue Bonds
   La Causa Incorporated Project
   V.R.D.N. Series 2000 (U.S. Bank)
      12-01-20                               3.90    2,880,000(e)    2,880,000
                                                                    ----------
Total                                                                4,080,000
------------------------------------------------------------------------------

MUNICIPAL NOTES (CONTINUED)

                                                      AMOUNT
ISSUE                                   EFFECTIVE   PAYABLE AT
(b,c,d)                                   YIELD      MATURITY       VALUE(a)
TOTAL INVESTMENTS IN SECURITIES
(Cost: $116,283,808)(f)                                           $116,283,808
==============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -  Alternative Minimum Tax
      B.A.N.   -  Bond Anticipation Note
      C.P.     - Commercial Paper
      R.A.N.   -  Revenue Anticipation Note
      T.A.N.   -  Tax Anticipation Note
      T.R.A.N. -  Tax & Revenue Anticipation Note
      V.R.     -  Variable Rate
      V.R.D.B. -  Variable Rate Demand Bond
      V.R.D.N. -  Variable Rate Demand Note

(c) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 13

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA   -- ACA Financial Guaranty Corporation
      AMBAC -- Ambac Assurance Corporation
      BIG   -- Bond Investors Guarantee
      CGIC  -- Capital Guaranty Insurance Company
      CIFG  -- IXIS Financial Guaranty
      FGIC  -- Financial Guaranty Insurance Company
      FHA   -- Federal Housing Authority
      FNMA  -- Federal National Mortgage Association
      FHLMC -- Federal Home Loan Mortgage Corporation
      FSA   -- Financial Security Assurance
      GNMA  -- Government National Mortgage Association
      MBIA  -- MBIA Insurance Corporation
      XLCA  -- XL Capital Assurance

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2006.

(f) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2006.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

14 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

DEC. 31, 2006

ASSETS
Investments in securities, at value (Note 1)
  (identified cost $116,283,808)                                                        $ 116,283,808
Cash in bank on demand deposit                                                                875,379
Accrued interest receivable                                                                   629,182
------------------------------------------------------------------------------------------------------
Total assets                                                                              117,788,369
------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable to shareholders                                                              20,098
Accrued investment management services fee                                                      1,066
Accrued distribution fee                                                                        5,783
Accrued transfer agency fee                                                                       325
Accrued administrative services fee                                                               194
Other accrued expenses                                                                         54,943
------------------------------------------------------------------------------------------------------
Total liabilities                                                                              82,409
------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                      $ 117,705,960
======================================================================================================

REPRESENTED BY
Capital stock -- $.01 par value (Note 1)                                                $   1,177,339
Additional paid-in capital                                                                116,524,484
Undistributed net investment income                                                            26,921
Accumulated net realized gain (loss) (Note 5)                                                 (22,784)
------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                $ 117,705,960
======================================================================================================

Shares outstanding                                                                        117,733,876
------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                                  $        1.00
------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 15

STATEMENT OF OPERATIONS

YEAR ENDED DEC. 31, 2006

INVESTMENT INCOME
Income:
Interest                                                                                $   3,973,215
------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                            390,170
Distribution fee                                                                              116,536
Transfer agency fee                                                                           130,514
Administrative services fees and expenses                                                      69,922
Compensation of board members                                                                  10,249
Custodian fees                                                                                 19,777
Printing and postage                                                                           37,270
Registration fees                                                                              46,205
Professional fees                                                                              22,400
Other                                                                                           8,807
------------------------------------------------------------------------------------------------------
Total expenses                                                                                851,850
   Earnings and bank fee credits on cash balances (Note 2)                                    (26,267)
------------------------------------------------------------------------------------------------------
Total net expenses                                                                            825,583
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                             3,147,632
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Payment from affiliate (Note 2)                                                                58,788
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                         $   3,206,420
======================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DEC. 31,                                                          2006            2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    3,147,632   $   1,973,753
Net realized gain (loss) on investments                                        58,788          (4,286)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             3,206,420       1,969,467
------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income                                                   (3,206,375)     (1,973,753)
------------------------------------------------------------------------------------------------------
Total distributions                                                        (3,206,375)     (1,973,753)
------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                             159,923,621     180,483,680
Net asset value of shares issued in reinvestment of distributions           3,110,389       1,903,903
Payments for redemptions of shares                                       (165,126,186)   (190,462,086)
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions          (2,092,176)     (8,074,503)
------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    (2,092,131)     (8,078,789)
Net assets at beginning of year                                           119,798,091     127,876,880
------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  117,705,960   $ 119,798,091
======================================================================================================
Undistributed net investment income                                    $       26,921   $          --
------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------

16 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Tax-Exempt Money Market Series, Inc. (formerly AXP Tax-Free Money Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. RiverSource Tax-Exempt Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in debt obligations.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $85,664 and accumulated net realized gain has been decreased by $58,788 resulting in a net reclassification adjustment to decrease paid-in capital by $26,876.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 17

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED DEC. 31,                                               2006          2005
---------------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income -- tax-exempt interest distributions* ..   $ 3,206,375   $ 1,973,753
   Long-term capital gain .................................            --            --

At Dec. 31, 2006, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income .......................................     $    47,019
Accumulated gain (loss) ...............................................     $   (22,784)
Unrealized appreciation (depreciation) ................................     $        --

* Tax-exempt interest distributions were 100% for the years ended 2006 and 2005.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.


------------------------------------------------------------------------------

18 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

2. EXPENSES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% annually as the Fund's assets increase. Prior to March 1, 2006, the fee percentage of the Fund's average daily net assets declined from 0.36% to 0.25% annually as the Fund's assets increased.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial) a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from .06% to .03% annually as the Fund's assets increase.

Other expenses in the amount of $1,128 is for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board.

Compensation of Board members includes, for the former Board Chair, compensation as well as retirement benefits. Certain other aspects of the former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Professional fees include fees paid by the Fund for legal services and independent auditor services.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee of $22 per shareholder account for this service.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has an agreement with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 19

Effective as of Jan. 1, 2007, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Dec. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.63% of the Fund's average daily net assets.

During the year ended Dec. 31, 2006, the Fund's custodian and transfer agency fees were reduced by $26,267 as a result of earnings and bank fee credits from overnight cash balances.

In addition, the Fund received a one time payment of $58,788 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. See "Financial highlights" for additional information.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $306,614,219 and $309,425,000, respectively, for the year ended Dec. 31, 2006.
Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings under the facility outstanding during the year ended Dec. 31, 2006.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $22,784 at Dec. 31, 2006, that if not offset by capital gains will expire as follows:

                        2008          2010        2013
                        $166        $18,331      $4,287

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


------------------------------------------------------------------------------

20 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

6. INFORMATION REGARDING PENDING AND SETTLED LEGAL

PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 21 by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

22 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

PER SHARE INCOME AND CAPITAL CHANGES(a)

FISCAL PERIOD ENDED DEC. 31,                          2006       2005      2004     2003     2002
Net asset value, beginning of period                 $1.00      $1.00     $1.00    $1.00    $1.00
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03        .02       .01       --      .01
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.03)      (.02)     (.01)      --     (.01)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                       $1.00      $1.00     $1.00    $1.00    $1.00
--------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)              $ 118      $ 120     $ 128    $ 169    $ 207
--------------------------------------------------------------------------------------------------
Ratio of expenses to average
   daily net assets(b)                                 .73%       .74%      .73%     .71%     .59%
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets                        2.70%      1.68%      .48%     .37%     .89%
--------------------------------------------------------------------------------------------------
Total return                                          2.79%(c)   1.71%      .50%     .37%     .89%
--------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 23

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of RiverSource Tax-Exempt Money Market Fund (a series of RiverSource Tax-Exempt Money Market Series, Inc.) as of December 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 2006, and the financial highlights for each of the years or periods in the five-year period ended December 31, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Tax-Exempt Money Market Fund, as of December 31, 2006, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota

February 20, 2007


------------------------------------------------------------------------------

24 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions.

Fiscal year ended Dec. 31, 2006

INCOME DISTRIBUTIONS -- 100% are tax-exempt.

PAYABLE DATE                                         PER SHARE
Jan. 26, 2006 ....................................   $ 0.00172
Feb. 27, 2006 ....................................     0.00202
March 27, 2006 ...................................     0.00182
April 26, 2006 ...................................     0.00214
May 25, 2006 .....................................     0.00225
June 26, 2006 ....................................     0.00257
July 26, 2006 ....................................     0.00257
Aug. 28, 2006 ....................................     0.00278
Sept. 25, 2006 ...................................     0.00219
Oct. 26, 2006 ....................................     0.00243
Nov. 27, 2006 ....................................     0.00252
Dec. 27, 2006 ....................................     0.00239
Total distributions ..............................   $ 0.02740

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 25

SOURCE OF INCOME BY STATE

Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 2006 are listed below.

Alabama                              2.714%
California                           1.457
Colorado                             0.067
Florida                              5.271
Georgia                              3.974
Illinois                            11.378
Indiana                              3.972
Kentucky                             5.014
Louisiana                            0.816
Maryland                             1.382
Michigan                             3.436
Minnesota                           13.872
Mississippi                          1.202
Missouri                             2.075
Nebraska                             3.045
Nevada                               2.893
New Jersey                           0.278
New Mexico                           1.091
New York                             0.332
Pennsylvania                         0.230
Puerto Rico                          0.666
South Carolina                       1.461
Tennessee                            2.141
Texas                               15.529
Utah                                 5.660
Virginia                             3.473
Washington, D.C.                     2.425
Wisconsin                            3.692
Wyoming                              0.454


------------------------------------------------------------------------------

26 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                       POSITION HELD
ADDRESS,                    WITH FUND AND        PRINCIPAL OCCUPATION                                 OTHER
AGE                         LENGTH OF SERVICE    DURING PAST FIVE YEARS                               DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz              Board member         Chief Justice, Minnesota Supreme
901 S. Marquette Ave.       since 2006           Court, 1998-2005
Minneapolis, MN 55402
Age 52
------------------------------------------------------------------------------------------------------------------------------
Arne H. Carlson             Board member         Chair, RiverSource Funds, 1999-2006; Chair, Board
901 S. Marquette Ave.       since 1999           Services Corporation (provides administrative
Minneapolis, MN 55402                            services to boards); former Governor of Minnesota
Age 72
------------------------------------------------------------------------------------------------------------------------------
Patricia M. Flynn           Board member         Trustee Professor of Economics and Management,
901 S. Marquette Ave.       since 2004           Bentley College; former Dean, McCallum Graduate
Minneapolis, MN 55402                            School of Business, Bentley College
Age 56
------------------------------------------------------------------------------------------------------------------------------
Anne P. Jones               Board member         Attorney and Consultant
901 S. Marquette Ave.       since 1985
Minneapolis, MN 55402
Age 72
------------------------------------------------------------------------------------------------------------------------------
Jeffrey Laikind             Board member         Former Managing Director, Shikiar Asset Management   American Progressive
901 S. Marquette Ave.       since 2005                                                                Insurance
Minneapolis, MN 55402
Age 71
------------------------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.       Board member         President Emeritus and Professor of Economics,       Valmont Industries, Inc.
901 S. Marquette Ave.       since 2002 and       Carleton College                                     (manufactures irrigation
Minneapolis, MN 55402       Chair of the Board                                                        systems)
Age 68                      since 2007
-------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 27

NAME,                       POSITION HELD
ADDRESS,                    WITH FUND AND        PRINCIPAL OCCUPATION                                 OTHER
AGE                         LENGTH OF SERVICE    DURING PAST FIVE YEARS                               DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia      Board member         Director, Enterprise Asset Management, Inc.          Strategic Distribution,
901 S. Marquette Ave.       since 2004           (private real estate and asset management company)   Inc. (transportation,
Minneapolis, MN 55402                                                                                 distribution and logistics
Age 54                                                                                                consultants)
-------------------------------------------------------------------------------------------------------------------------------
Vikki L. Pryor*             Board member         President and Chief Executive Officer, SBLI USA
901 S. Marquette Ave.       since 2006           Mutual Life Insurance Company, Inc. since 1999
Minneapolis, MN 55402
Age 53
-------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby        Board member         Chief Executive Officer, RiboNovix, Inc. since       Hybridon, Inc.
901 S. Marquette Ave.       since 2002           2003 (biotechnology); former President, Forester     (biotechnology); American
Minneapolis, MN 55402                            Biotech                                              Healthways, Inc. (health
Age 62                                                                                                management programs)
-------------------------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS**

NAME,                       POSITION HELD
ADDRESS,                    WITH FUND AND        PRINCIPAL OCCUPATION                                 OTHER
AGE                         LENGTH OF SERVICE    DURING PAST FIVE YEARS                               DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
William F. Truscott         Board member         President - U.S. Asset Management and Chief
53600 Ameriprise            since 2001,          Investment Officer, Ameriprise Financial, Inc. and
Financial Center            Vice President       President, Chairman of the Board and Chief
Minneapolis, MN 55474       since 2002           Investment Officer, RiverSource Investments, LLC
Age 46                                           since 2005; President, Ameriprise Certificate
                                                 Company since 2006; Senior Vice President - Chief
                                                 Investment Officer, Ameriprise Financial, Inc. and
                                                 Chairman of the Board and Chief Investment
                                                 Officer, RiverSource Investments, LLC, 2001-2005
-------------------------------------------------------------------------------------------------------------------------------

 * Vikki L. Pryor resigned as a member of the Board, effective Jan. 11, 2007.

** Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

28 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                        POSITION HELD
ADDRESS,                     WITH FUND AND           PRINCIPAL OCCUPATION
AGE                          LENGTH OF SERVICE       DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan          President               Senior Vice President - Asset Management, RiverSource
172 Ameriprise               since 2006              Investments, LLC since 2006; Managing Director and Global Head
Financial Center                                     of Product, Morgan Stanley Investment Management, 2004-2006;
Minneapolis, MN 55474                                President, Touchstone Investments, 2002-2004; Director of
Age 41                                               Strategic Planning, Evergreen Investments, 1995-2002
---------------------------------------------------------------------------------------------------------------------
Michelle M. Keeley           Vice President          Executive Vice President - Equity and Fixed Income, Ameriprise
172 Ameriprise               since 2004              Financial, Inc. and RiverSource Investments, LLC since 2006;
Financial Center                                     Vice President - Investments, Ameriprise Certificate Company
Minneapolis, MN 55474                                since 2003; Senior Vice President - Fixed Income, Ameriprise
Age 42                                               Financial, Inc., 2002-2006 and RiverSource Investments, LLC,
                                                     2004-2006; Managing Director, Zurich Global Assets, 2001-2002
---------------------------------------------------------------------------------------------------------------------
Amy K. Johnson               Vice President          Vice President - Asset Management and Trust Company Services,
5228 Ameriprise              since 2006              RiverSource Investments, LLC since 2006; Vice President -
Financial Center                                     Operations and Compliance, RiverSource Investments, LLC,
Minneapolis, MN 55474                                2004-2006; Director of Product Development - Mutual Funds,
Age 41                                               Ameriprise Financial, Inc., 2001-2004
---------------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox               Treasurer               Vice President - Investment Accounting, Ameriprise Financial,
105 Ameriprise               since 2002              Inc. since 2002; Vice President - Finance, American Express
Financial Center                                     Company, 2000-2002
Minneapolis, MN 55474
Age 51
---------------------------------------------------------------------------------------------------------------------
Scott R. Plummer             Vice President,         Vice President and Chief Counsel - Asset Management, Ameriprise
5228 Ameriprise              General Counsel         Financial, Inc. since 2005; Vice President, General Counsel and
Financial Center             and Secretary           Secretary, Ameriprise Certificate Company since 2005; Vice
Minneapolis, MN 55474        since 2006              President - Asset Management Compliance, Ameriprise Financial,
Age 47                                               Inc., 2004-2005; Senior Vice President and Chief Compliance
                                                     Officer, U.S. Bancorp Asset Management, 2002-2004; Second Vice
                                                     President and Assistant General Counsel, Hartford Life,
                                                     2001-2002
---------------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers          Chief Compliance        U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise               Officer since 2006      Investments, LLC since 2006; Director - Mutual Funds, Voyageur
Financial Center                                     Asset Management, 2003-2006; Director of Finance, Voyageur
Minneapolis, MN 55474                                Asset Management, 2000-2003
Age 46
---------------------------------------------------------------------------------------------------------------------
Neysa M. Alecu               Money Laundering        Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise              Prevention Officer      Ameriprise Financial, Inc. since 2004; Manager Anti-Money
Financial Center             since 2004              Laundering, Ameriprise Financial, Inc., 2003-2004; Compliance
Minneapolis, MN 55474                                Director and Bank Secrecy Act Officer, American Express
Age 43                                               Centurion Bank, 2000-2003
---------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT 29

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

30 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND - 2006 ANNUAL REPORT

RIVERSOURCE(SM) TAX-EXEMPT MONEY MARKET FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

                             This report must be accompanied or preceded by
                             the Fund's current prospectus. RiverSource(SM)
                             mutual funds are distributed by RiverSource
                             Distributors, Inc. and Ameriprise Financial
                             Services, Inc., Members NASD, and managed by
RIVERSOURCE [LOGO](R)        RiverSource Investments, LLC. These companies are
      INVESTMENTS            part of Ameriprise Financial, Inc.

                                                              S-6433 AD (3/07)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Fund - Related Fees*

(a) Audit Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                        2006 - $5,400;                        2005 - $41,450

(b) Audit - Related Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                        2006 - $28;                           2005 - $27

(c) Tax Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for tax compliance related services for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                        2006 - $2,750;                        2005 - $2,653

(d) All Other Fees. The fees paid for the years ended Dec. 31, to KPMG LLP for additional professional services for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                        2006 - $69;                           2005 - $23


(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended Dec. 31, by the registrant for non-audit services to KPMG LLP were as follows:

                        2006 - $55,219;                       2005 - $89,676

         The fees paid for the years ended Dec. 31, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2006 - $52,400;                       2005 - $87,000

(h) 100% of the services performed for item (g) above during 2006 and 2005 were pre-approved by the audit committee.

*2005 represents bills paid 1/1/05 - 12/31/05
 2006 represents bills paid 1/1/06 - 12/31/06

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    RiverSource Tax-Exempt Money Market Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 6, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   March 6, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   March 6, 2007